Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand(1)			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawal			Demand Rejected(2)
			(#)	($)	(% of	(#)	($)	(% of	(#)	($)	(% of	(#)	($)	(% of	(#)	($)	(% of	(#)	($)	(% of	(#)	($)	(% of
					principal			principal			principal			principal			principal			principal			principal
					balance)			balance)			balance)			balance)			balance)			balance)			balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class:
Mortgage
Loans

NovaStar	X	NovaStar	11,400	$1,888,775,707	100%	1	$59,500	0.008%													1	$59,500	0.008%
Mortgage		Mortgage,
Funding		Inc.
Trust,
Series
2007-1
(CIK
0001389157)

(1) The mortgage loan subject to the repurchase request was liquidated and its principal balance at the time of liquidation is not known. The principal balance of the mortgage loan shown in columns (h) and (w) above is the original principal balance of the mortgage loan, and the percentage of principal balance is calculated by dividing the original principal balance of the mortgage loan by the total pool balance as of June 30, 2012.